SEGMENTED INFORMATION - Narrative (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of operating segments [abstract]
Number of operating business groups		6
Number of reportable segments		7
Disclosure of operating segments [line items]
Revenue		$ 75,100,000,000	$ 86,006,000,000
Realized disposition gains (losses) in fair value changes or equity		120,000,000	1,223,000,000
Other income and gains		2,386,000,000	1,247,000,000
Equity	$ 165,383,000,000	166,194,000,000	165,383,000,000
Direct costs		$ 56,973,000,000	$ 67,936,000,000
Ownership Interest Held by Non-Controlling Interest		350000000000.00%
Disclosure of direct costs
Direct costs include all attributable expenses to revenue generating activities except interest, taxes and fair value changes, and primarily relate to cost of sales, depreciation and amortization, and compensation. The following table lists direct costs for 2025 and 2024 by nature:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2025	2024
Cost of sales[1]	$28,351	$40,124
Depreciation and amortization	10,379	9,737
Compensation	9,032	9,410
Selling, general and administrative expenses	5,131	4,932
Property taxes, sales taxes and other	4,080	3,733
	$56,973	$67,936

Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	73.00%	74.00%	73.00%
Basis of Calculation		100.00%
Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 41,874,000,000	$ 43,796,000,000	$ 41,874,000,000
Asset management
Disclosure of operating segments [line items]
Revenue		8,925,000,000	10,043,000,000
Direct costs		8,000,000,000.0
Interest income (expense)		$ 4,400,000,000
Proportion of ownership interest in subsidiary		73.00%
Asset management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	17,338,000,000	$ 15,511,000,000	17,338,000,000
Private Equity
Disclosure of operating segments [line items]
Revenue	41,321,000,000	28,716,000,000	41,321,000,000
Other income and gains		325,000,000	835,000,000
Direct costs		20,200,000,000	32,600,000,000
Interest income (expense)		$ 3,400,000,000	3,300,000,000
Private Equity | Antylia
Disclosure of operating segments [line items]
Percentage of interests acquired		26.00%
Private Equity | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	1,879,000,000	$ 1,890,000,000	1,879,000,000
Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	6,485,000,000	7,636,000,000	6,485,000,000
Direct costs		2,900,000,000	2,400,000,000
Renewable Power and Transition | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	4,485,000,000	4,860,000,000	4,485,000,000
Infrastructure
Disclosure of operating segments [line items]
Revenue	21,525,000,000	24,223,000,000	21,525,000,000
Other income and gains		2,100,000,000	450,000,000
Direct costs		12,100,000,000	12,100,000,000
Interest income (expense)		3,800,000,000	3,400,000,000
Infrastructure | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	2,202,000,000	2,311,000,000	2,202,000,000
Real Estate1 [Member]
Disclosure of operating segments [line items]
Revenue	6,156,000,000	5,330,000,000	6,156,000,000
Real Estate1 [Member] | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	23,085,000,000	25,141,000,000	23,085,000,000
Corporate Activities
Disclosure of operating segments [line items]
Revenue	476,000,000	270,000,000	476,000,000
Direct costs		148,000,000	165,000,000
Interest income (expense)		742,000,000	727,000,000
Corporate Activities | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ (17,987,000,000)	$ (18,659,000,000)	$ (17,987,000,000)
Reinsurance
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	83.00%	83.00%	83.00%
Reinsurance | Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 10,872,000,000	$ 12,742,000,000	$ 10,872,000,000
Real Estate
Disclosure of operating segments [line items]
Direct costs		4,000,000,000.0	4,500,000,000
Renewable Power
Disclosure of operating segments [line items]
Other income and gains		5,000,000	38,000,000
Interest income (expense)		$ 2,100,000,000	1,700,000,000
BWS [Member]
Disclosure of operating segments [line items]
Proportion of ownership interests held by non-controlling interests		4.00%
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,552,000,000	$ 5,846,000,000
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	4,577,000,000	5,474,000,000	4,600,000,000
Other adjustments to reconcile profit (loss)		231	134,000,000
Direct costs			7,900,000,000
Interest income (expense)			5,000,000,000.0
Elimination of intersegment amounts | Asset management | Partner managers
Disclosure of operating segments [line items]
Revenue		2,100,000,000	1,900,000,000
Direct costs		1,400,000,000	1,200,000,000
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	80,000,000	91,000,000
Revenue from construction contracts		141,000,000	$ 109,000,000
Elimination of intersegment amounts | Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	4,000,000	6,000,000
Elimination of intersegment amounts | Infrastructure
Disclosure of operating segments [line items]
Revenue	5,000,000	3,000,000
Elimination of intersegment amounts | Real Estate1 [Member]
Disclosure of operating segments [line items]
Revenue	62,000,000	81,000,000
Elimination of intersegment amounts | Corporate Activities
Disclosure of operating segments [line items]
Revenue	(176,000,000)	191,000,000
Operating segments
Disclosure of operating segments [line items]
Revenue	90,558,000,000	80,946,000,000
Operating segments | Asset management
Disclosure of operating segments [line items]
Revenue	14,620,000,000	14,399,000,000
Operating segments | Private Equity
Disclosure of operating segments [line items]
Revenue	41,401,000,000	28,807,000,000
Operating segments | Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	6,489,000,000	7,642,000,000
Operating segments | Infrastructure
Disclosure of operating segments [line items]
Revenue	21,530,000,000	24,226,000,000
Operating segments | Real Estate1 [Member]
Disclosure of operating segments [line items]
Revenue	6,218,000,000	5,411,000,000
Operating segments | Corporate Activities
Disclosure of operating segments [line items]
Revenue	$ 300,000,000	$ 461,000,000